REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Remuneration to auditors appointed at the parent company's annual general meeting	NOTE 6 – REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY’S ANNUAL GENERAL
MEETING
The remuneration of the auditor is required to be presented as follows:

USDm	2025	2024	2023
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	1.2	1.2	1.2
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.1	0.1
Total audit fees	1.3	1.3	1.3

Non-audit fees
Audit-related services	0.4	0.5	0.1
Others	0.3	0.5	0.1
Total non-audit fees	0.7	1.0	0.2

Total	2.0	2.3	1.5
Under SEC regulations, the remuneration of the auditor of $2.0m (2024: $2.3m, 2023: $1.5m) is required to be presented as follows:
Audit fees $1.6m (2024: $1.8m, 2023: $1.4m), audit-related fees $0.4m (2024: $0.5m, 2023: $0.1m), tax fees $0.0m (2024: $0.0m,
2023: $0.0m), and all other fees $0.0m (2024: $0.0m, 2023: $0.0m.).
TORM's Audit Committee pre-approves all audit, audit-related and non-audit services not prohibited by law to be performed by our independent auditors and associated fees prior to the engagement of the independent auditor with respect to such services.